Annual Fund Operating Expenses - Guinness Atkinson(TM) K-Beauty ETF - Guinness Atkinson(TM) K-Beauty ETF	Oct. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%	[1]
Distribution or Similar (Non 12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%

[1]	Under the Fund’s advisory agreement, in exchange for a unitary management fee, the Adviser pays all routine and ordinary operating expenses of the Fund, except for: the management fee, interest expenses, taxes, fees related to the reclamation or collection of foreign taxes withheld, acquired fund fees and expenses (if any), brokerage and other transaction expenses, and extraordinary expenses (including litigation).